Short Term Borrowings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short Term Borrowings (Textual)
Shor term borrowings interest expenses	$ 30,312	$ 5,840